UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22049
International Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 27.7%

		Principal
Security		Amount	Value

Australia — 3.0%

Commonwealth of Australia, 5.75%, 6/15/11	AUD	5,077,000	$5,571,475
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	166,233
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	171,531

Total Australia			$5,909,239

Brazil — 2.3%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	299,204	$186,348
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,890,000	4,315,666

Total Brazil			$4,502,014

Canada — 1.9%

Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$142,856
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,189,902
Canada Housing Trust, 3.75%, 3/15/20	CAD	665,000	716,849
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	232,449
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	529,024

Total Canada			$3,811,080

Chile — 3.0%

Government of Chile, 2.10%, 9/1/15(1)	CLP	1,172,112,660	$2,500,677
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	85,903
Government of Chile, 6.00%, 3/1/18	CLP	1,570,000,000	3,373,156

Total Chile			$5,959,736

Colombia — 2.4%

Titulos De Tesoreria B, 11.00%, 5/18/11	COP	8,245,000,000	$4,689,903

Total Colombia			$4,689,903

Congo — 0.0%(3)

Republic of Congo, 3.00%, 6/30/29	USD	64,600	$41,021

Total Congo			$41,021

Costa Rica — 0.6%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	451,545,053	$728,721
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	250,313,018	457,743

Total Costa Rica			$1,186,464

Czech Republic — 0.8%

Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,505,198

Total Czech Republic			$1,505,198

Denmark — 2.6%

Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$45,082
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	212,393
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,321,449
Kingdom of Denmark, 6.00%, 11/15/11	DKK	10,960,000	2,236,583
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	214,260

Total Denmark			$5,029,767

Dominican Republic — 1.4%

Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	25,000,000	$671,342
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	20,000,000	543,767
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	58,300,000	1,589,535

Total Dominican Republic			$2,804,644

Israel — 0.2%

Israel Government Bond, 3.00%, 10/31/19(1)	ILS	335,513	$104,729
Israel Government Bond, 5.00%, 4/30/15(1)	ILS	885,628	298,263

Total Israel			$402,992

Macedonia — 0.2%

Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$268,473

Total Macedonia			$268,473

Netherlands — 0.6%

Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$553,488
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	329,905
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	326,646

Total Netherlands			$1,210,039

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Peru — 1.5%

Republic of Peru, 9.91%, 5/5/15	PEN	7,200,000	$2,917,955

Total Peru			$2,917,955

Philippines — 1.2%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,426,788

Total Philippines			$2,426,788

Poland — 0.2%

Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,099,088	$426,664

Total Poland			$426,664

Slovakia — 1.9%

Slovakia Government Bond, 0.00%, 1/27/12	EUR	2,600,000	$3,807,474

Total Slovakia			$3,807,474

South Africa — 0.5%

Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$912,800

Total South Africa			$912,800

Sweden — 0.5%

Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$942,941
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	72,781

Total Sweden			$1,015,722

Taiwan — 1.7%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,387,197

Total Taiwan			$3,387,197

United Kingdom — 1.0%

United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$394,293
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	525,657
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	555,536
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	490,025

Total United Kingdom			$1,965,511

Uruguay — 0.2%

Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,620,029	$357,177

Total Uruguay			$357,177

Total Foreign Government Bonds
(identified cost $50,062,163)			$54,537,858

Collateralized Mortgage Obligations — 0.9%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$512,302	$542,113
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		1,144,400	1,255,859

Total Collateralized Mortgage Obligations
(identified cost $1,724,511)			$1,797,972

Mortgage Pass-Throughs — 7.7%

		Principal
Security		Amount	Value

Federal National Mortgage Association:
2.734%, with maturity at 2035(6)(7)		$1,649,375	$1,722,086
4.378%, with maturity at 2035(6)		1,737,510	1,881,941
6.50%, with various maturities to 2036		3,861,910	4,334,325
7.00%, with maturity at 2033		1,296,296	1,495,093
7.50%, with maturity at 2035		691,903	810,167
8.50%, with maturity at 2032		646,739	793,623

			$11,037,235

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,668,559	$1,941,901
8.00%, with maturity at 2016		718,579	762,902
9.00%, with various maturities to 2024		1,241,278	1,482,097

			$4,186,900

Total Mortgage Pass-Throughs
(identified cost $14,432,164)			$15,224,135

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Precious Metals — 4.9%

Description		Troy Ounces	Value

Gold(8)		2,750	$4,297,733
Platinum(8)		2,850	5,333,460

Total Precious Metals
(identified cost $8,662,037)			$9,631,193

Short-Term Investments — 53.5%

Foreign Government Securities — 44.1%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 1.1%

Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	3,462	$2,156,895

Total Brazil			$2,156,895

Croatia — 3.4%

Croatia Treasury Bill, 0.00%, 7/7/11	EUR	4,554	$6,718,898

Total Croatia			$6,718,898

Georgia — 1.1%

Bank of Georgia Promissory Note, 11.00%, 6/3/11(9)	GEL	1,807	$1,103,491
Bank of Georgia Promissory Note, 7.00%, 6/20/11(9)	AZN	804	1,010,624

Total Georgia			$2,114,115

Hong Kong — 2.6%

Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	20,000	$2,575,133
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	20,000	2,573,849

Total Hong Kong			$5,148,982

Hungary — 2.0%

Hungary Government Bond, 6.00%, 10/12/11	HUF	692,500	$3,886,361

Total Hungary			$3,886,361

Iceland — 0.0%(3)

Iceland Treasury Bill, 0.00%, 5/16/11	ISK	1,982	$15,155
Iceland Treasury Bill, 0.00%, 6/15/11	ISK	2,757	21,030

Total Iceland			$36,185

Indonesia — 1.0%

Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	17,298,000	$1,930,918

Total Indonesia			$1,930,918

Israel — 2.5%

Israel Treasury Bill, 0.00%, 6/1/11	ILS	4,760	$1,404,703
Israel Treasury Bill, 0.00%, 8/3/11	ILS	1,364	400,221
Israel Treasury Bill, 0.00%, 11/2/11	ILS	190	55,293
Israel Treasury Bill, 0.00%, 1/4/12	ILS	10,598	3,065,722

Total Israel			$4,925,939

Kazakhstan — 2.9%

Kazakhstan National Bank, 0.00%, 6/17/11	KZT	741,080	$5,077,009
Kazakhstan National Bank, 0.00%, 7/15/11	KZT	93,584	640,576

Total Kazakhstan			$5,717,585

Lebanon — 1.3%

Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	243,200	$160,794
Lebanon Treasury Bill, 0.00%, 7/14/11	LBP	31,050	20,498
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	550,710	363,013
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	54,000	35,534
Lebanon Treasury Bill, 0.00%, 8/25/11	LBP	2,787,000	1,830,674
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	76,270	49,910
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	31,050	20,881
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	62,090	41,755
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	31,050	21,147

Total Lebanon			$2,544,206

Malaysia — 3.9%

Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	5,915	$1,995,782
Malaysia Treasury Bill, 0.00%, 5/24/11	MYR	918	309,433
Malaysia Treasury Bill, 0.00%, 5/26/11	MYR	2,548	858,727
Malaysia Treasury Bill, 0.00%, 6/30/11	MYR	2,109	708,696

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Malaysia (continued)

Malaysia Treasury Bill, 0.00%, 7/14/11	MYR	11,669	$3,918,562

Total Malaysia			$7,791,200

Mauritius — 0.9%

Mauritius Treasury Bill, 0.00%, 6/24/11	MUR	51,700	$1,879,219

Total Mauritius			$1,879,219

Mexico — 3.6%

Mexico Treasury Bill, 0.00%, 5/19/11	MXN	40,900	$3,546,157
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	41,400	3,552,825

Total Mexico			$7,098,982

Philippines — 1.7%

Philippine Treasury Bill, 0.00%, 10/19/11	PHP	35,000	$813,058
Philippine Treasury Bill, 0.00%, 3/21/12	PHP	114,640	2,634,569

Total Philippines			$3,447,627

Romania — 1.0%

Romania Treasury Bill, 0.00%, 2/22/12	RON	5,610	$1,929,097

Total Romania			$1,929,097

Serbia — 3.3%

Serbia Treasury Bill, 0.00%, 11/29/11	RSD	125,000	$1,735,323
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	351,800	4,702,664

Total Serbia			$6,437,987

South Korea — 2.7%

Korea Monetary Stabilization Bond, 0.00%, 6/7/11	KRW	3,096,360	$2,879,597
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	1,353,400	1,249,107
Korea Monetary Stabilization Bond, 4.64%, 10/4/11	KRW	1,274,090	1,195,872

Total South Korea			$5,324,576

Sri Lanka — 0.5%

Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	34,640	$310,673
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	17,160	153,327
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	8,120	71,697
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	8,460	72,312
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	7,320	62,468
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	45,600	385,961

Total Sri Lanka			$1,056,438

Switzerland — 1.8%

Switzerland National Bank, 0.00%, 6/27/11	CHF	3,000	$3,465,906

Total Switzerland			$3,465,906

Thailand — 0.8%

Thailand Government Bond, 5.375%, 11/30/11	THB	47,243	$1,605,331

Total Thailand			$1,605,331

Turkey — 2.5%

Turkey Government Bond, 0.00%, 5/11/11	TRY	5,247	$3,441,818
Turkey Treasury Bill, 0.00%, 7/20/11	TRY	2,270	1,468,157

Total Turkey			$4,909,975

Uganda — 0.8%

Uganda Treasury Bill, 0.00%, 6/30/11	UGX	3,625,000	$1,499,501

Total Uganda			$1,499,501

Uruguay — 1.8%

Uruguay Treasury Bill, 0.00%, 5/13/11	UYU	37,400	$1,978,855
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	20,800	1,074,893
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	9,300	474,627

Total Uruguay			$3,528,375

Zambia — 0.9%

Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	5,395,000	$1,121,734
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	1,525,000	309,195
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	675,000	133,727
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	720,000	142,230

Total Zambia			$1,706,886

Total Foreign Government Securities
(identified cost $82,656,026)			$86,861,184

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.5%

	Principal
	Amount
Security	(000s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/19/11	$1,000	$999,998

Total U.S. Treasury Obligations
(identified cost $999,941)		$999,998

Other Securities — 8.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(10)	$17,526	$17,525,976

Total Other Securities
(identified cost $17,525,976)		$17,525,976

Total Short-Term Investments
(identified cost $101,181,943)		$105,387,158

Total Investments — 94.7%
(identified cost $176,062,818)		$186,578,316

Other Assets, Less Liabilities — 5.3%		$10,488,406

Net Assets — 100.0%		$197,066,722

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	- Australian Dollar
AZN	- Azerbaijani Manat
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DKK	- Danish Krone
DOP	- Dominican Peso
EUR	- Euro
GBP	- British Pound Sterling
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
ISK	- Icelandic Krona
KRW	- South Korean Won
KZT	- Kazak Tenge
LBP	- Lebanese Pound
LKR	- Sri Lankan Rupee
MUR	- Mauritian Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peruvian New Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
SEK	- Swedish Krona
THB	- Thailand Baht
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
UGX	- Uganda Schilling
USD	- United States Dollar
UYU	- Uruguayan Peso
ZMK	- Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $2,422,351 or 1.2% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2011.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(8)	Non-income producing.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2011

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments —
Securities of unaffiliated issuers, at value (identified cost, $149,874,805)	$159,421,147
Affiliated investment, at value (identified cost, $17,525,976)	17,525,976
Precious metals, at value (identified cost, $8,662,037)	9,631,193

Total Investments, at value (identified cost, $176,062,818)	$186,578,316

Cash	$1,851,212
Cash collateral on deposit at broker	123,640
Foreign currency, at value (identified cost, $7,656,513)	7,747,862
Interest receivable	1,772,844
Interest receivable from affiliated investment	2,519
Receivable for open forward foreign currency exchange contracts	1,738,479
Receivable for closed forward foreign currency exchange contracts	203,965
Receivable for open swap contracts	127,298
Receivable for closed swap contracts	35,472
Receivable for closed options	43,858
Premium paid on open swap contracts	253,658

Total assets	$200,479,123

Liabilities

Payable for variation margin on open financial futures contracts	$12,257
Payable for open forward foreign currency exchange contracts	2,974,934
Payable for closed forward foreign currency exchange contracts	27,895
Payable for open swap contracts	123,757
Payable to affiliates:
Investment adviser fee	99,729
Trustees’ fees	509
Accrued expenses	173,320

Total liabilities	$3,412,401

Net Assets applicable to investors’ interest in Portfolio	$197,066,722

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$187,775,329
Net unrealized appreciation	9,291,393

Total	$197,066,722

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2011

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest (net of foreign taxes, $48,364)	$3,174,979
Interest allocated from affiliated investment	14,484
Expenses allocated from affiliated investment	(721)

Total investment income	$3,188,742

Expenses

Investment adviser fee	$547,926
Trustees’ fees and expenses	3,060
Custodian fee	153,268
Legal and accounting services	86,549
Miscellaneous	4,067

Total expenses	$794,870

Deduct —
Reduction of custodian fee	$14

Total expense reductions	$14

Net expenses	$794,856

Net investment income	$2,393,886

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including $2,990,430 from precious metals)	$7,211,787
Investment transactions allocated from affiliated investment	259
Financial futures contracts	95,789
Swap contracts	(54,689)
Foreign currency and forward foreign currency exchange contract transactions	(80,575)

Net realized gain	$7,172,571

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $240,153 from precious metals)	$1,993,958
Financial futures contracts	(157,164)
Swap contracts	86,185
Foreign currency and forward foreign currency exchange contracts	(782,874)

Net change in unrealized appreciation (depreciation)	$1,140,105

Net realized and unrealized gain	$8,312,676

Net increase in net assets from operations	$10,706,562

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2011

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$2,393,886	$2,790,415
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	7,172,571	(1,113,484)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	1,140,105	4,778,202

Net increase in net assets from operations	$10,706,562	$6,455,133

Capital transactions —
Contributions	$19,732,113	$95,656,439
Withdrawals	(2,077,402)	(2,987,484)

Net increase in net assets from capital transactions	$17,654,711	$92,668,955

Net increase in net assets	$28,361,273	$99,124,088

Net Assets

At beginning of period	$168,705,449	$69,581,361

At end of period	$197,066,722	$168,705,449

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011					Period Ended
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	October 31, 2007(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.91	%(3)	0.96%	0.90%	1.01%	1.35	%(3)
Net investment income	2.73	%(3)	2.51%	3.34%	4.01%	3.75	%(3)
Portfolio Turnover	20	%(4)	45%	28%	14%	2	%(4)

Total Return	6.06	%(4)	1.85%	20.91%	(0.64)%	10.05	%(4)

Net assets, end of period (000’s omitted)	$197,067		$168,705	$69,581	$33,755	$23,580

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance International Multi-Market Local Income Fund (formerly, Eaton Vance International Income Fund), Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 13.7%, 12.6% and 73.7%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2011 were $11,457,687 or 5.8% of the Portfolio’s consolidated net assets. The accompanying Consolidated Financial Statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by brokers/dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

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Notes to Consolidated Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

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Notes to Consolidated Financial Statements (Unaudited) — continued

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

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Q Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee totaled $547,926 or 0.625% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$23,461,314	$8,924,470
U.S. Government and Agency Securities	—	6,696,758

	$23,461,314	$15,621,228

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$176,663,817

Gross unrealized appreciation	$10,462,067
Gross unrealized depreciation	(547,568)

Net unrealized appreciation	$9,914,499

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5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

5/11/11	New Turkish Lira 1,970,000	United States Dollar 1,224,555	Goldman Sachs, Inc.	$(68,654)
5/16/11	Euro 18,869,595	United States Dollar 27,282,888	Goldman Sachs, Inc.	(655,841)
5/20/11	Euro 1,672,694	United States Dollar 2,396,971	HSBC Bank USA	(79,384)
5/20/11	Euro 1,672,694	United States Dollar 2,385,220	JPMorgan Chase Bank	(91,135)
6/15/11	Australian Dollar 2,051,000	United States Dollar 2,034,672	Goldman Sachs, Inc.	(201,247)
7/7/11	Euro 4,554,000	United States Dollar 5,732,029	Deutsche Bank	(1,001,150)
12/20/11	Norwegian Krone 4,000,000	Euro 501,281	Citigroup Global Markets	(14,274)
1/27/12	Euro 2,600,000	United States Dollar 3,205,800	Deutsche Bank	(610,918)
2/22/12	Euro 1,197,183	United States Dollar 1,637,181	Goldman Sachs, Inc.	(118,498)
3/16/12	Sri Lankan Rupee 8,460,000	United States Dollar 74,801	Standard Chartered Bank	(571)
3/23/12	Sri Lankan Rupee 7,320,000	United States Dollar 64,922	HSBC Bank USA	(267)

				$(2,841,939)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/6/11	Polish Zloty 12,868,744	Euro 3,183,008	Credit Suisse	$132,502
5/9/11	Ghanaian Cedi 2,205,000	United States Dollar 1,442,591	Citigroup Global Markets	16,387
5/12/11	Croatian Kuna 9,100,000	United States Dollar 1,767,848	Citigroup Global Markets	67,719
5/13/11	Polish Zloty 1,050,000	Euro 263,958	Standard Bank	4,338

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/13/11	Russian Ruble 53,270,000	United States Dollar 1,891,556	HSBC Bank USA	$51,109
5/16/11	Moroccan Dirham 13,584,422	United States Dollar 1,630,196	Citigroup Global Markets	135,731
5/18/11	Swedish Krona 12,083,288	Euro 1,337,475	Goldman Sachs, Inc.	17,971
5/19/11	Mexican Peso 3,959,000	United States Dollar 327,963	Citigroup Global Markets	15,456
5/31/11	Indian Rupee 93,880,000	United States Dollar 2,034,677	Citigroup Global Markets	77,367
6/3/11	Swedish Krona 21,620,000	Euro 2,352,072	HSBC Bank USA	91,388
6/3/11	Swedish Krona 7,380,000	Euro 808,117	JPMorgan Chase Bank	23,447
6/6/11	Indonesian Rupiah 31,352,370,000	United States Dollar 3,627,487	Citigroup Global Markets	30,279
6/6/11	Indonesian Rupiah 2,432,000,000	United States Dollar 279,830	Citigroup Global Markets	3,903
6/6/11	Ukrainian Hryvnia 12,255,000	United States Dollar 1,529,963	Barclays Bank PLC	(2,964)
6/13/11	British Pound Sterling 1,210,908	Euro 1,445,513	Citigroup Global Markets	(117,008)
6/14/11	Singapore Dollar 2,986,000	United States Dollar 2,356,934	Citigroup Global Markets	82,491
6/14/11	South Korean Won 2,798,000,000	United States Dollar 2,487,553	Deutsche Bank	127,996
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	Citigroup Global Markets	3,984
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	HSBC Bank USA	8,594
7/11/11	Indian Rupee 103,720,000	United States Dollar 2,310,537	Citigroup Global Markets	6,425
7/25/11	Indian Rupee 25,170,000	United States Dollar 558,217	Credit Suisse	2,715
8/2/11	Canadian Dollar 2,040,000	United States Dollar 2,044,184	JPMorgan Chase Bank	107,170
8/2/11	Canadian Dollar 1,216,567	United States Dollar 1,213,896	JPMorgan Chase Bank	69,077
8/15/11	Singapore Dollar 4,235,844	United States Dollar 3,425,866	Barclays Bank PLC	34,829
10/17/11	New Zealand Dollar 2,155,000	United States Dollar 1,607,057	Goldman Sachs, Inc.	117,251
10/18/11	Czech Koruna 70,204,224	United States Dollar 4,177,331	HSBC Bank USA	112,590
11/4/11	Kenyan Shilling 119,970,000	United States Dollar 1,451,718	Citigroup Global Markets	(12,855)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

12/8/11	Russian Ruble 43,630,000	United States Dollar 1,352,135	HSBC Bank USA	$207,223
12/20/11	Norwegian Krone 29,404,281	Euro 3,667,165	HSBC Bank USA	131,075
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	Barclays Bank PLC	(168)
3/12/12	Swedish Krona 7,511,348	United States Dollar 1,159,000	Goldman Sachs, Inc.	59,462

				$1,605,484

At April 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $203,965 and a payable of $27,895.

Futures Contracts
					Net Unrealized
Expiration Date	Contracts	Position	Aggregate Cost	Value	Depreciation

6/11	7 U.S. 5-Year Treasury Note	Short	$(815,843)	$(829,281)	$(13,438)
6/11	33 U.S. 10-Year Treasury Note	Short	(3,909,984)	(3,997,640)	(87,656)
6/11	21 U.S. 30-Year Treasury Bond	Short	(2,507,867)	(2,569,875)	(62,008)

					$(163,102)

Interest Rate Swaps
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	ILS 380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(555)
Bank of America	ILS 400	Receive	3-month ILS TELBOR	4.54	1/6/15	(1,543)
Barclays Bank PLC	ILS 178	Receive	3-month ILS TELBOR	5.15	3/5/20	152
Barclays Bank PLC	ILS 181	Receive	3-month ILS TELBOR	5.16	3/8/20	126
Citibank NA	CZK 70,200	Pay	6-month CZK PRIBOR	2.57	4/18/14	18,816

						$16,996

CZK - Czech Koruna
ILS - Israeli Shekel

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Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection
		Notional	Contract					Net Unrealized
		Amount	Annual		Termination		Upfront Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Market Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$(701)	$—	$(701)
Austria	Barclays Bank PLC	100	1.42		3/20/14	(3,246)	—	(3,246)
Egypt	Bank of America	100	1.00	(1)	6/20/15	8,481	(5,132)	3,349
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	8,748	(5,067)	3,681
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	8,748	(5,323)	3,425
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	12,722	(6,755)	5,967
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	4,240	(2,615)	1,625
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	8,748	(5,098)	3,650
Lebanon	Barclays Bank PLC	100	1.00	(1)	12/20/14	7,477	(5,606)	1,871
Lebanon	Citigroup Global Markets	150	3.30		9/20/14	(1,018)	—	(1,018)
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	14,955	(11,381)	3,574
Lebanon	Citigroup Global Markets	100	1.00	(1)	3/20/15	8,094	(4,892)	3,202
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,094	(5,488)	2,606
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,094	(5,520)	2,574
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	8,094	(5,096)	2,998
Malaysia	Bank of America	100	0.83		12/20/14	(1,133)	—	(1,133)
Malaysia	Barclays Bank PLC	200	2.40		3/20/14	(11,781)	—	(11,781)
Malaysia	Barclays Bank PLC	200	0.82		12/20/14	(2,192)	—	(2,192)
Malaysia	Citigroup Global Markets	200	2.45		3/20/14	(12,079)	—	(12,079)
Philippines	Barclays Bank PLC	300	1.70		12/20/14	(9,103)	—	(9,103)
Philippines	Barclays Bank PLC	200	1.84		12/20/14	(7,099)	—	(7,099)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,586)	—	(3,586)
Philippines	Barclays Bank PLC	72	1.00	(1)	3/20/15	(188)	(1,627)	(1,815)
Philippines	Citigroup Global Markets	100	1.84		12/20/14	(3,550)	—	(3,550)
Philippines	Deutsche Bank	100	1.00	(1)	3/20/15	(261)	(2,455)	(2,716)
Philippines	JPMorgan Chase Bank	300	1.69		12/20/14	(8,992)	—	(8,992)
Philippines	JPMorgan Chase Bank	71	1.00	(1)	3/20/15	(185)	(1,605)	(1,790)
Russia	Citigroup Global Markets	100	1.00	(1)	6/20/15	325	(1,285)	(960)
Russia	Credit Suisse	100	1.00	(1)	3/20/15	162	(1,113)	(951)
Russia	Credit Suisse	100	1.00	(1)	6/20/15	326	(1,215)	(889)
Russia	Deutsche Bank	100	1.00	(1)	6/20/15	326	(1,215)	(889)
South Africa	Bank of America	200	1.00	(1)	12/20/19	6,649	(8,016)	(1,367)
South Africa	Barclays Bank PLC	200	1.00	(1)	12/20/19	6,650	(9,267)	(2,617)
South Africa	Citigroup Global Markets	100	1.00	(1)	12/20/19	3,325	(5,268)	(1,943)
South Africa	Credit Suisse	100	1.00	(1)	3/20/20	3,501	(4,739)	(1,238)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	3,325	(5,493)	(2,168)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,501	(3,827)	(326)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,501	(3,964)	(463)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,500	(5,477)	(1,977)
Spain	Barclays Bank PLC	100	1.00	(1)	3/20/20	9,355	(1,067)	8,288
Spain	Citigroup Global Markets	200	1.00	(1)	3/20/20	18,711	(10,037)	8,674
Spain	Citigroup Global Markets	100	1.00	(1)	3/20/20	9,355	(2,437)	6,918
Spain	Deutsche Bank	200	1.00	(1)	3/20/20	18,711	(10,037)	8,674
Spain	Deutsche Bank	100	1.00	(1)	3/20/20	9,355	(2,301)	7,054
Thailand	Barclays Bank PLC	200	0.97		9/20/19	5,581	—	5,581

International Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract					Net Unrealized
		Amount	Annual		Termination		Upfront Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Market Value	Received (Paid)	(Depreciation)

Thailand	Citigroup Global Markets	$200	0.86%		12/20/14	$165	$—	$165
Thailand	Citigroup Global Markets	100	0.95		9/20/19	2,936	—	2,936
Thailand	JPMorgan Chase Bank	100	0.87		12/20/14	46	—	46
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	7,654	(6,812)	842
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	18,443	(3,027)	15,416
Banco de Sabadell, S.A.	JPMorgan Chase Bank	70	3.00	(1)	3/20/15	3,969	(356)	3,613
Citibank Corp.	Bank of America	420	1.00	(1)	9/20/20	13,118	(24,959)	(11,841)
Citibank Corp.	JPMorgan Chase Bank	420	1.00	(1)	9/20/20	13,117	(26,417)	(13,300)
Erste Group Bank AG	Barclays Bank PLC	70	1.00	(1)	3/20/15	2,442	(3,863)	(1,421)
ING Verzekeringen N.V.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	3,213	(1,738)	1,475
Rabobank Nederland N.V.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	(394)	(51)	(445)
Raiffeisen Zentralbank	Barclays Bank PLC	70	1.00	(1)	3/20/15	3,329	(5,215)	(1,886)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 300	1.00(1)		6/20/16	24,625	(30,802)	(6,177)

						$240,203	$(253,658)	$(13,455)

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as a substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate and cross-currency swap contracts. The Portfolio also enters into interest rate swap agreements to enhance return or as a substitution for the purchase or sale of securities. The Portfolio also purchases and sells U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the amount of derivatives with credit-related contingent features in a net liability position was $2,325,690. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $899,312 at April 30, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $2,069,742, with the highest amount from any one counterparty being $601,979. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with

International Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $800,900 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2011 was as follows:

	Fair Value

Consolidated Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate

Receivable for open and closed forward foreign currency exchange contracts	$—	$1,942,444	$—
Receivable for open swap contracts; Premium paid on open swap contracts	305,711	—	19,094

Total Asset Derivatives	$305,711	$1,942,444	$19,094

Net unrealized depreciation*	$—	$—	$(163,102)
Payable for open and closed forward foreign currency exchange contracts	—	(3,002,829)	—
Payable for open swap contracts; Premium paid on open swap contracts	(65,508)	—	(2,098)

Total Liability Derivatives	$(65,508)	$(3,002,829)	$(165,200)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2011 was as follows:

Consolidated Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$95,789
Swap contracts	(46,405)	—	(8,284)
Foreign currency and forward foreign currency exchange contract transactions	—	(181,437)	—

Total	$(46,405)	$(181,437)	$87,505

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(157,164)
Swap contracts	48,801	—	37,384
Foreign currency and forward foreign currency exchange contracts	—	(896,565)	—

Total	$48,801	$(896,565)	$(119,780)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately $4,286,000, $113,072,000 and $9,658,000, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

International Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$54,537,858	$—	$54,537,858
Collateralized Mortgage Obligations	—	1,797,972	—	1,797,972
Mortgage Pass-Throughs	—	15,224,135	—	15,224,135
Precious Metals	9,631,193	—	—	9,631,193
Short-Term Investments —
Foreign Government Securities	—	86,861,184	—	86,861,184
U.S. Treasury Obligations	—	999,998	—	999,998
Other Securities	—	17,525,976	—	17,525,976

Total Investments	$9,631,193	$176,947,123	$—	$186,578,316

Forward Foreign Currency Exchange Contracts	$—	$1,942,444	$—	$1,942,444
Swap Contracts	—	324,805	—	324,805

Total	$9,631,193	$179,214,372	$—	$188,845,565

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,002,829)	$—	$(3,002,829)
Swap Contracts	—	(67,606)	—	(67,606)
Futures Contracts	(163,102)	—	—	(163,102)

Total	$(163,102)	$(3,070,435)	$—	$(3,233,537)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Board of the Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Board of the Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance International Multi-Market Local Income Fund (formerly Eaton Vance International Income Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio in the complex by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Board of the Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund and the Portfolio (collectively referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board considered that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance International Multi-Market Local Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of International Income Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance International Multi-Market Local Income Fund and International Income Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance International Multi-Market Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042-6/11	INTLISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Income Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	June 14, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 14, 2011

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	June 14, 2011